UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-22031
RIVERSOURCE LASALLE INTERNATIONAL REAL ESTATE FUND, INC.
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010

Item 1. Schedule of Investments

Portfolio of Investments
RiverSource LaSalle International Real Estate Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.5%)(c)

Issuer	Shares		Value(a)
Australia (20.1%)
CFS Retail Property Trust	807,440	(d)	$1,478,841
Charter Hall Office REIT	378,706		893,087
Commonwealth Property Office Fund	1,521,927		1,353,267
Dexus Property Group	4,827,632	(d)	3,989,351
GPT Group	1,201,677	(d)	3,414,578
Westfield Group	638,888		7,570,371

Total			18,699,495

Canada (4.4%)
Canadian Real Estate Investment Trust	64,421		1,956,990
First Capital Realty, Inc.	58,402	(d)	879,976
Northern Property Real Estate Investment Trust	13,079		325,863
RioCan Real Estate Investment Trust	40,412		900,402

Total			4,063,231

Finland (0.8%)
Citycon OYJ	60,709	(d)	259,053
Sponda OYJ	91,743		445,261

Total			704,314

France (10.2%)
Klepierre	44,685		1,723,401
Mercialys SA	19,994	(d)	779,574
Societe Immobiliere de Location pour l’Industrie et le Commerce	6,909		892,078
Unibail-Rodamco SE	27,767		6,157,077

Total			9,552,130

Germany (0.9%)
Deutsche Euroshop AG	23,534		834,021

Hong Kong (8.0%)
Great Eagle Holdings Ltd.	257,068		785,249
Hongkong Land Holdings Ltd.	550,141	(d)	3,416,376
Hysan Development Co., Ltd.	354,368	(d)	1,269,727
Sino Land Co., Ltd.	138,000	(d)	285,651
Sun Hung Kai Properties Ltd.	44,000		759,921
The Link REIT	330,015	(d)	978,301

Total			7,495,225

Japan (9.9%)
Aeon Mall Co., Ltd.	71,800		1,745,324
Japan Real Estate Investment Corp.	191		1,736,780
Kenedix Realty Investment Corp.	128		484,581
Mitsubishi Estate Co., Ltd.	68,000		1,106,314
Mitsui Fudosan Co., Ltd.	78,000		1,315,730
Nippon Building Fund, Inc.	272		2,382,077
Tokyu REIT, Inc.	99		520,678

Total			9,291,484

Jersey (1.3%)
Atrium European Real Estate Ltd.	220,194		1,223,576

Issuer	Shares		Value(a)
Netherlands (6.0%)
Corio NV	44,373		3,033,761
Eurocommercial Properties NV	10,350		479,745
VastNed Retail NV	16,920		1,151,622
Wereldhave NV	9,508		922,913

Total			5,588,041

Norway (0.5%)
Norwegian Property ASA	292,831	(b)	505,680

Singapore (4.9%)
Ascendas Real Estate Investment Trust	567,276		944,885
CapitaLand Ltd.	656,000	(d)	2,025,677
CapitaMalls Asia Ltd.	379,000		622,635
Suntec Real Estate Investment Trust	874,139		1,003,917

Total			4,597,114

Sweden (2.6%)
Castellum AB	103,218	(d)	1,373,594
Hufvudstaden AB, Series A	32,826		354,003
Wihlborgs Fastigheter AB	26,077	(d)	718,049

Total			2,445,646

Switzerland (1.9%)
PSP Swiss Property AG	23,721	(b)	1,754,383

United Kingdom (11.1%)
Big Yellow Group PLC	123,196		631,637
British Land Co. PLC	448,305		3,274,520
Derwent London PLC	44,815		1,058,747
Hammerson PLC	246,670		1,527,792
Helical Bar PLC	42,190		197,226
Land Securities Group PLC	42,529		427,883
Metric Property Investments PLC	76,616	(b)	127,569
Minerva PLC	241,624	(b)	356,771
Segro PLC	375,315		1,609,458
Shaftesbury PLC	171,099		1,163,473

Total			10,375,076

United States (15.9%)
Acadia Realty Trust	28,537	(d)	542,203
AMB Property Corp.	43,700		1,156,739
AvalonBay Communities, Inc.	13,300		1,382,269
BioMed Realty Trust, Inc.	73,061	(d)	1,309,253
Camden Property Trust	22,777	(d)	1,092,613
Douglas Emmett, Inc.	81,414	(d)	1,425,559
Essex Property Trust, Inc.	1,787		195,569
Extra Space Storage, Inc.	28,873	(d)	463,123
Federal Realty Investment Trust	8,950		730,857
Host Hotels & Resorts, Inc.	33,741		488,570
Kilroy Realty Corp.	31,900	(d)	1,057,166
Public Storage	4,535		440,076
Senior Housing Properties Trust	44,542		1,046,737
Simon Property Group, Inc.	12,572		1,165,927

Issuer	Shares		Value(a)
SL Green Realty Corp.	4,743		300,374
Taubman Centers, Inc.	29,150	(d)	1,300,382
Ventas, Inc.	15,150		781,286

Total			14,878,703

Total Common Stocks (Cost: $85,818,608)			$92,008,119

Money Market Fund (0.2%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	147,052	(f)	$147,052

Total Money Market Fund (Cost: $147,052)			$147,052

Investments of Cash Collateral Received for Securities on Loan (14.9%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(e)
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price $3,886,344	0.280%	$3,886,313	$3,886,313
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price $5,000,053	0.380	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 09-30-10, matures 10-01-10, repurchase price $5,000,056	0.400	5,000,000	5,000,000

Total			13,886,313

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $13,886,313)			$13,886,313

Total Investments in Securities (Cost: $99,851,973)(g)			$106,041,484

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Sept. 30, 2010:

	Percentage of net
Industry	assets	Value(a)

Real Estate Investment Trusts (REITs)(1)	74.7%	$69,773,922
Real Estate Management & Development	23.8	22,234,197
Other(2)	15.0	14,033,365

Total		$106,041,484

(1)	Includes U.S. REITs as well as entities similar to REITs formed under the laws of non-U.S. countries.

(2)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Forward Foreign Currency Contracts Open at Sept. 30, 2010

				Unrealized	Unrealized
Counterparty	Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

J.P. Morgan Securities, Inc.	Oct. 1, 2010	10,142	8,750	$—	$(82)
		(EUR)	(GBP)
Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At Sept. 30, 2010, security was partially or fully on loan.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
BNP Paribas Securities Corp. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$2,497,561
Freddie Mac Gold Pool	408,703
Freddie Mac Non Gold Pool	419,729
Ginnie Mae I Pool	422,902
Ginnie Mae II Pool	215,145

Total market value of collateral securities	$3,964,040

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$9,917
Fannie Mae Interest Strip	24,434
Fannie Mae Pool	715,995
Fannie Mae Principal Strip	26,957
Fannie Mae REMICS	926,252
Fannie Mae Whole Loan	23,055
FHLMC Multifamily Structured Pass Through Certificates	8,278
FHLMC Structured Pass Through Securities	44,919
Freddie Mac Non Gold Pool	329,541
Freddie Mac Reference REMIC	4,117
Freddie Mac REMICS	228,693
Freddie Mac Strips	40,878
Ginnie Mae I Pool	128,198
Ginnie Mae II Pool	491,674
Government National Mortgage Association	519,260
United States Treasury Inflation Indexed Bonds	35,841
United States Treasury Note/Bond	1,318,682
United States Treasury Strip Coupon	179,511
United States Treasury Strip Principal	35,597
Cash Collateral In Lieu Of Securities	8,040

Total market value of collateral securities	$5,099,839

Mizuho Securities USA, Inc. (0.400%)

Security description	Value (a)

Fannie Mae Pool	$4,625,496
Freddie Mac Gold Pool	247,839
Freddie Mac Non Gold Pool	226,665

Total market value of collateral securities	$5,100,000

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(g)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $99,852,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$7,700,000
Unrealized depreciation	(1,511,000)

Net unrealized appreciation	$6,189,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$92,008,119	$—	$—	$92,008,119

Total Equity Securities	92,008,119	—	—	92,008,119

Other
Affiliated Money Market Fund(c)	147,052	—	—	147,052
Investments of Cash Collateral Received for Securities on Loan	—	13,886,313	—	13,886,313

Total Other	147,052	13,886,313	—	14,033,365

Investments in Securities	92,155,171	13,886,313	—	106,041,484
Derivatives(d)
Liabilities
Forward Foreign Currency Contracts	—	(82)	—	(82)

Total	$92,155,171	$13,886,231	$—	$106,041,402

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Includes certain securities trading outside the U.S. whose values were adjusted at Dec. 31, 2009 as a result of significant market movements following the close of local trading, and were classified as Level 2. These values were not adjusted as of Sept. 30, 2010. Therefore, these investment securities were classified as Level 1 instead of Level 2 at Sept. 30, 2010. The amount of securities transferred out of Level 2 into Level 1 during the period was $44,375,090. Transfers between Levels 1 and 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RiverSource LaSalle International Real Estate Fund, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	November 19, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	November 19, 2010

By	/s/ Jeffrey P. Fox Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	November 19, 2010